Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (20,421,383)	$ (15,585,986)	$ (35,676,315)	$ (37,379,153)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	72,122	283,947	586,109	397,440
Impairment of investment		50,000	50,000	589,461
Impairment of intangible assets		7,531	1,433,815	1,038,905
Impairment of goodwill			2,043,011	688,127
impairment of ROU			101,623
Accretion of debt discount and issuance cost	3,860,225	647,007	4,668,039	3,612,669
Share-based compensation	7,885,751	3,349,362	4,183,844	9,661,174
Shares issued for in process research and development			40,994
Derivative expense	13,144			100,502
Currency translation	220,518
Bad debt expense	75,874	53,166	398,130	110,805
(Gain) loss on extinguishment of debt			832,482	(1,304,677)
Gain on forgiveness of debt		(147,256)
Settlement of vendor liabilities	(23,589)	2,867	265,717	(59,692)
Change in fair value of derivative liability		(3,729)	(3,729)	1,096,287
Loss on marketable securities		231	11,742
Non-cash lease expense		71,705	274,784	82,511
Reserve for obsolete inventory			399,058
Equity interest granted for other income				(123,710)
Equity in net loss from unconsolidated investment				16,413
Changes in operating assets and liabilities:
Accounts receivable	95,976	(86,286)	(755,907)	(80,407)
Inventory	234,585	(128,986)	(479,356)	(39,182)
Prepaid expenses	(168,434)	66,090	86,155	(174,819)
Operating lease right of use asset	29,107
Deposits and other assets	(77,286)	(450,378)	(78,280)	(527,115)
Accounts payable and accrued expenses	5,056,145	1,240,586	4,773,551	1,714,902
Deferred revenue	22,354	28,424	65,250	144,851
Operating lease liability	(65,681)	(18,451)	(26,146)	(84,099)
Net Cash Used In Operating Activities	(3,190,572)	(10,620,156)	(16,805,429)	(20,518,807)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for property and equipment		(170,544)	(212,249)	(95,935)
Cash paid for minority investment in business				(325,000)
Cash paid for equity method investment				(510,000)
Cash paid for investments in marketable securities			(48,878)
Sale of marketable securities			37,135
Cash received from the Sale of non-controlling interest in OG Collection Inc.			750,000
Cash received from sale of interest in OGC	250,000
Cash paid for investments in marketable securities		(48,878)
Cash consideration for acquisition		44,977	(31,679)	(225,947)
Purchases of digital assets		(192,795)	(410,369)	(11,241)
Sale of digital assets			289,246
Net Cash Provided By (Used In) Investing Activities	250,000	(367,240)	373,206	(1,168,123)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the exercise of warrant	753,693		1,781,947	9,487,223
Net proceeds from issuance of notes	570,560	1,277,614	2,219,219	747,937
Repayment of notes	(991,664)	(1,258,442)	(2,830,382)	(456,233)
Proceeds from issuance of convertible note	2,626,600	3,874,736	8,391,905	3,610,491
Repayment of convertible notes	(1,839,778)	(112,275)	(1,863,315)	(941,880)
Repayment of note payable - related party				(538,574)
Proceeds from issuance of common stock and warrants	1,219,138	4,997,301	5,722,300	5,666,951
Cash received for preferred series E and warrants				40,000
Purchase of treasury stock			(16,050)
Net Cash Provided By Financing Activities	2,338,549	8,778,934	13,405,624	17,615,915
Effect of exchange rate changes on cash		(29,609)	(61,911)	(41,038)
Net Change in Cash	(602,023)	(2,238,071)	(3,088,510)	(4,112,053)
Cash - Beginning of period	706,224	3,794,734	3,794,734	7,906,787
Cash - End of period	104,201	1,556,663	706,224	3,794,734
Cash Paid During the Year for:
Income taxes
Interest			650,000	60,073
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for the conversion of convertible notes payable	1,451,940
Settlement of vendor liabilities				168,667
Beneficial conversion feature issued with convertible note	2,000,000		2,008,227
Warrants issued with debt			3,149,270	1,665,682
Shares issued with debt			409,945
Shares issued with notes payable	26,250
Shares issued for prepaid services	213,750	106,200	141,150	226,500
Recognition of Right-of-use asset and corresponding operating lease liability			2,412,221
Deferred offering costs				4,225
Common stock and warrants issued upon conversion of notes payable			1,061,088	5,156,994
Shares issued for acquisition				1,318,218
Reduction of ROU asset related to re-measurement of lease liability				135,086
Repayment of promissory notes from Australian R&D credits				$ 146,630
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries	1,439,837
Deemed dividend	$ 12,562,834